Note 19 Deferred tax assets and liabilities annual variations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deffered tax assets and liabilities [Line Items]
Deferred tax assets	€ 14,354	€ 14,641	€ 14,747
Deferred tax liabilities	2,458	1,677	1,520
Deferred tax assets and liabilities	13,869	14,354	14,641
Deferred tax liabilities	2,540	2,458	1,677
Deferred assets [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	85	89	23
Deferred tax financials instruments	(521)	266	(409)
Deferred tax loss allowances	52	31	293
Deferred tax others	23	28	206
Deferred tax guaranteed tax assets	(94)	(555)	(155)
Deferred tax tax losses	(30)	(146)	(64)
Deferred liabilities [Member]
Deffered tax assets and liabilities [Line Items]
Deferred tax pensions	0	0	0
Deferred tax financials instruments	269	154	204
Deferred tax loss allowances	0	0	0
Deferred tax others	(187)	627	(47)
Deferred tax guaranteed tax assets	0	0	0
Deferred tax tax losses	€ 0	€ 0	€ 0